SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 10 – SUBSEQUENT EVENT

On October 1, 2021, the Company entered into an agreement with a Shareholder to surrender shares of Common Stock in exchange for the settlement of debt owed.

On October 20, 2021, the Company was notified by the Class A and Class B warrant holder that it is exercising its right to purchase shares of the company under its warrants.